COMMITMENTS ( Schedule of Reconciles Undiscounted Cash Flows) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Remaining months 2019	$ 216
2020	651
2021	45
Total minimum lease payments	912
Less: amount of lease payments representing interest	(63)
Present value of future minimum lease payments	849
Less: Current leases obligations	526
Long-term leases obligations	$ 323